Income and expenses - Revenue per type of good or service (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of revenue by category [line items]
Revenue	€ 232,023	€ 205,450	€ 170,449
Software revenue (non-medical)
Disclosure of revenue by category [line items]
Revenue	43,688	42,902	39,054
Software revenue (medical)
Disclosure of revenue by category [line items]
Revenue	27,074	22,887	19,808
Medical devices and services
Disclosure of revenue by category [line items]
Revenue	57,772	50,481	41,921
Manufacturing
Disclosure of revenue by category [line items]
Revenue	€ 103,489	€ 89,180	69,635
Other
Disclosure of revenue by category [line items]
Revenue			€ 31